Convertible Loans (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Jul. 06, 2021	Mar. 01, 2021	Dec. 31, 2020
Convertible Loans (Details) [Line Items]
Principal amount				$ 613,055
Unrealized loss expense	1,908,830
Interest expense	$ 132,516
March Debenture [Member]
Convertible Loans (Details) [Line Items]
Principal amount			$ 2,300,000
Debenture holder a fee percentage			3.50%
Structuring fee			$ 10,000
Common shares (in Dollars per share)	$ 2.5
Average rate	95.00%
Conversion price (in Dollars per share)	$ 0.5
Debenture holder beneficially	4.99%
Principal amount percentage	20.00%
Converted common shares (in Shares)	2,369,501
July Debenture [Member]
Convertible Loans (Details) [Line Items]
Principal amount	$ 1,130,000	$ 2,500,000
Debenture holder a fee percentage		3.50%
Structuring fee		$ 5,000
Common shares (in Dollars per share)	$ 1.5
Average rate	95.00%
Conversion price (in Dollars per share)	$ 0.5
Debenture holder beneficially	4.99%
Principal amount percentage	20.00%
Converted common shares (in Shares)	1,385,533
Principal amount of remaining balance	$ 1,370,000
Fair value	$ 1,645,000